Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 0.3	$ 0.1	$ 1.0	$ 0.6